SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - Restricted shares [Member] - $ / shares		12 Months Ended
	Jul. 07, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		7,705,320
Number of Restricted Shares, Granted	52,056	0	0
Number of Restricted Shares, Vested		(5,760,885)
Number of Restricted Shares, Forfeited		(117,597)
Number of Restricted Shares, Unvested Ending Balance		1,826,838	7,705,320
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 5.42
Weighted-Average Grant Date Fair Value, Granted		0	$ 0	$ 6.07
Weighted-Average Grant Date Fair Value, Vested		4.97
Weighted-Average Grant Date Fair Value, Forfeited		5.93
Weighted-Average Grant Date Fair Value, Ending Balance		$ 6.81	$ 5.42
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		19,183,428
Number of Restricted Shares, Granted		11,086,512		0
Number of Restricted Shares, Vested		(12,819,975)
Number of Restricted Shares, Forfeited		(362,919)
Number of Restricted Shares, Unvested Ending Balance		17,087,046	19,183,428
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 2.33
Weighted-Average Grant Date Fair Value, Granted		4.12	$ 2.35
Weighted-Average Grant Date Fair Value, Vested		2.87
Weighted-Average Grant Date Fair Value, Forfeited		2.64
Weighted-Average Grant Date Fair Value, Ending Balance		$ 3.08	$ 2.33